Commitments, Contingencies and Other Comments	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS, CONTINGENCIES AND OTHER COMMENTS

NOTE 10 - COMMITMENTS, CONTINGENCIES AND OTHER COMMENTS

Distribution Agreement
On May 16, 2012, the Company entered into a distribution agreement (the “Distribution Agreement”) with Maximum Human Performance, a company engaged in the development, marketing and distribution of nutritional and other therapies for consumer use (“MHP”). Pursuant to the Agreement, MHP will, on an exclusive basis, provide marketing, sales and distribution of MYO-T12, in retail and other outlets.  MHP agreed to pay the Company $195,301 upon the execution of the Distribution Agreement, with such amount to be credited against future purchase orders by MHP. The Distribution Agreement also provides additional supply and payment rights to MHP (including a per-unit royalty in the low single digits), on a non-exclusive basis, upon the termination of MHP’s exclusivity rights. The term of the Distribution Agreement is one year, with an effective date for exclusivity beginning on September 29, 2012. In the event MHP achieves certain sales targets for MYO-T12, the exclusivity provisions of the Distribution Agreement will be extended for an additional one or two years.

Employment Agreements

J.B. Bernstein: On February 25, 2011, the Company entered into an employment agreement with J.B. Bernstein, pursuant to which Mr. Bernstein served as Chief Executive Officer of the Company. The employment agreement was amended effective as of March 1, 2011.  On April 30, 2012, J.B. Bernstein resigned from his positions as President and Chief Executive Officer and as a member of the Company’s board of directors. In connection with his resignation, Mr. Bernstein entered into a consulting agreement with the Company (the “Consulting Agreement”), pursuant to which Mr. Bernstein will be entitled to a consulting fee of $5,000 per month during the six-month term of the Consulting Agreement. The Consulting Agreement also includes confidentiality and non-competition obligations and provisions for intellectual property assignments by Mr. Bernstein.

Carlon Colker MD, FACN: On February 25, 2011, concurrent with the closing of the Acquisition, the Company entered into an employment agreement with Carlon Colker, MD, FACN, pursuant to which Dr. Colker will serve as Chief Medical Officer and Executive Vice President of the Company. On June 14, 2012, Dr. Carlon Colker resigned from his positions as Chief Medical Officer and Executive Vice President. Simultaneously with his resignation, Dr. Colker agreed to serve on the Company’s Scientific Advisory Board.  In connection with his appointment to the Scientific Advisory Board, Dr. Colker entered into an advisory board agreement with the Company, pursuant to which the Company issued him 300,000 shares of common stock. The Agreement also includes standard confidentiality and non-competition obligations and provisions for intellectual property assignments by Dr. Colker.

Peter A. Levy: On February 10, 2012, the Company entered into an employment agreement (the “Agreement”) with Peter Levy, age 51, pursuant to which Mr. Levy will serve as the Company’s Chief Operating Officer and Executive Vice President.

Pursuant to the terms of the Agreement, Mr. Levy will work for the Company on a full-time basis and will receive an annual base salary of $200,000.  Mr. Levy will be entitled to such bonus compensation (e.g. cash, stock or other property) as determined by the Company’s board of directors in its sole discretion. In addition, upon signing, Mr. Levy was granted 500,000 shares of the Company’s common stock, which shares will vest semi-annually commencing on August 10, 2012. The term of the Agreement is two years, and the Agreement will automatically renew for successive two-year periods, unless a notice of non-renewal is provided by either party more than 60 days prior to the expiration date of the term.

In the event Mr. Levy’s employment with the Company is terminated as a result of his death, his estate will be entitled to receive any accrued and unpaid compensation through the date of termination and certain benefits for six months following the date of termination. In addition, all of his unvested options will expire immediately and any vested options will expire twelve months following the date of termination.  In the event Mr. Levy’s employment with the Company is terminated as a result of a disability, he will be entitled to receive his base salary for six months following the date of termination and certain benefits for twelve months following the date of termination. In addition, all of his unvested options will expire immediately and any vested options will expire twelve months following the date of termination.

In the event Mr. Levy’s employment with the Company is terminated for any reason other than death or disability, he will be entitled to receive any accrued and unpaid compensation through the date of termination. If he is terminated without cause (as defined in the Agreement) or resigns for good reason (as defined in the Agreement), all of his unvested options will vest immediately and any vested options will expire twelve months following the date of termination. If Mr. Levy is terminated for cause, all unvested options will expire immediately and any vested options will expire three months following the date of termination. In lieu of any severance payment, Mr. Levy is entitled to receive $40,000 on the effective date of the Agreement.

Sponsorship Agreement
On June 27, 2011, the Company entered into a one year agreement with a celebrity spokesperson pursuant to which the spokesperson agreed to perform certain services for the Company and granted the Company the worldwide right to use the spokesperson’s name and approved image in various media. The agreement provided for cash compensation of $150,000 in three equal installments of $50,000, all of which has been paid prior to June 30, 2012. Royalties at the rate of $0.50 per unit sold are payable to the spokesperson for the term of the agreement and an additional 12 months thereafter. The agreement expired in June 2012.

The agreement also provided for the issuance of warrants to purchase 150,000 shares of common stock, 100,000 of which were issued upon signing of the agreement and 50,000 of were issued in December 2011. The warrants have a term of two years with an exercise price of $1.00 per share. The warrants further provide that in the event (a) the trading price of the common stock of the Company on its principal trading market does not exceed $2.00 within two years of issuance and (b) the warrants were not exercised prior to such time, then the spokesperson shall have the right to sell any unexercised portion of the warrants to the Company in exchange for $1.00 for each share of common stock underlying the unexercised portion of the warrants.

The 100,000 warrants issued upon execution of the agreement and the 50,000 warrants issued in December 2011 were valued at $88,600 and $48,050, respectively, using a Black-Scholes option pricing model and determining that the put option was the predominant feature of the instrument.

Director and Advisory Board Agreements:

Dr. Louis Aronne:
On July 14, 2011, the Company entered into two separate agreements with Dr. Louis Aronne to be a member of the Board of Directors and the Scientific Advisory Board.

The director agreement provides for compensation in the form of 100,000 shares of restricted common stock vesting in five equal annual installments commencing on execution of the agreement and an option to purchase 250,000 shares of common stock at an exercise price of $0.64 for 10 years vesting over a period of 3 years, the first installment of which vested immediately. Upon a Change of Control, the unvested shares and the option will vest immediately. The advisory board agreement has a term of 5 years and provides for the issuance of 500,000 shares vesting in five equal annual installments commencing July 14, 2012 and an option to purchase 500,000 shares at $.64 per share vesting in four equal annual installments, and the first installment vested immediately upon the execution of the agreement.  Upon a Change of Control, all unvested option shall immediately vest.

Dr. Robert Hariri:
On July 26, 2011, the Company entered into an agreement with Dr. Robert Hariri to be a member of the Board of Directors. The director agreement provides for 100,000 shares of restricted common stock vesting in five equal annual installments (the first installment of which vested immediately) and an option to purchase 250,000 shares of common stock at an exercise price of $0.69 for 10 years vesting over a period of 3 years, the first installment of which vested immediately. Upon a Change of Control, the unvested shares and the option shall immediately vest.

Dr. Peter Diamandis:
On August 15, 2011, the Company entered into an agreement with Dr. Peter Diamandis to be a member of the Board of Directors. The director agreement provides for 100,000 shares of restricted common stock vesting in five equal annual installments commencing (the first installment of which vested immediately) and an option to purchase 250,000 shares of common stock at an exercise price of $0.45 for 10 years vesting over a period of 3 years, the first installment of which vested immediately. Upon a Change of Control, the unvested shares and the option shall immediately vest.

Dr. Buzz Aldrin: On May 24, 2012, the Company entered into an agreement with Dr. Buzz Aldrin to be a member of the Board of Directors. The director agreement provides for 100,000 shares of restricted common stock vesting in five equal annual installments commencing (the first installment of which vested immediately) and an option to purchase 250,000 shares of common stock at an exercise price of $0.14 for 10 years vesting over a period of 3 years, the first installment of which vested immediately. Upon a Change of Control, the unvested shares and the option shall immediately vest.

Stock-Based Compensation:
We do not have a formal stock compensation plan. Although we do not have a formal plan, we do grant restricted common stock awards to consultants from time to time. Additionally, during the six months ended June 30, 2012 and the year ended December 31, 2011, we granted options to directors to acquire an aggregate of 250,000 and 1,250,000 shares of restricted common stock, respectively. 423,611 have vested and 1,076,389 remain unvested at June 30, 2012. The vesting terms range from 3 to 4 years and the options have a weighted average remaining term of 9.21 years and a weighted average exercise price of $0.53 per share.

During the six months ended June 30, 2012, the Company issued an aggregate of 2,680,000 shares of restricted common stock to consultants and an officer for services. The 750,000 shares issued to an officer do not start to vest until August 2012. The shares issued were valued at trading prices on the date of issuance of between $.09 and $0.45 per share for an aggregate charge of $382,025.

NOTE 10 - COMMITMENTS, CONTINGENCIES AND OTHER COMMENTS

Employment Agreements

J.B. Bernstein: On February 25, 2011, the Company entered into an employment agreement with J.B. Bernstein, pursuant to which Mr. Bernstein will serve as Chief Executive Officer of the Company. The employment agreement was amended effective as of March 1, 2011.

Pursuant to Mr. Bernstein’s employment agreement, as amended, the term of employment with the Company is for four years, commencing on February 25, 2011.   The agreement provides that Mr. Bernstein will work on a full-time basis and will receive a one-time signing bonus of $20,000 plus an annual base salary of $213,600.  For the term of the employment agreement, Mr. Bernstein shall be entitled to receive an annual cash bonus of up to 50% of his base salary depending on the Company’s achievement of certain milestones.  The agreement shall automatically renew for successive one- year periods at the same base salary, unless a notice of non-renewal is provided by either party within 90 days prior to the expiration date.  In connection with the Acquisition, Ms. Mathers, our former Chief Executive Officer, transferred 3,000,000 shares to Mr. Bernstein upon commencement of his employment.

Upon the adoption of a stock option plan, the Company will grant Mr. Bernstein an option to purchase shares of common stock of the Company consistent with the option awards granted to similarly situated executives, as determined by the Company’s board of directors after consultations with Mr. Bernstein. The option vests in annual equal installments over the term of the employment agreement.

Mr. Bernstein is entitled to receive twelve months’ base salary in the event his employment with the Registrant is terminated other than by death or for cause by the Company.  In the event Mr. Bernstein’s employment is terminated for cause (as defined in the employment agreement), he shall be entitled to receive only the base salary owed to him as of the date of termination.

Mr. Bernstein’s employment agreement contains customary non-competition and non-solicitation provisions that extend to twelve months after termination of Mr. Bernstein’s employment with the Registrant. Mr. Bernstein also agreed to customary terms regarding the protection and confidentiality of trade secrets, proprietary information and technology, designs and inventions.

Mr. Bernstein shall be entitled to participate in such employee benefit plans and insurance offered by the Registrant to similarly situated employees of the Company subject to eligibility requirements, restrictions and limitations of any such plans.

Carlon Colker MD, FACN: On February 25, 2011, concurrent with the closing of the Acquisition, the Company entered into an employment agreement with Carlon Colker, MD, FACN, pursuant to which Dr. Colker will serve as Chief Medical Officer and Executive Vice President of the Company.

Pursuant to Dr. Colker’s employment agreement, the term of employment with the Company is for three years, commencing on February 25, 2011.   The agreement provides that Dr. Colker will work on a part-time basis and will receive an annual base salary of $60,000.  For the term of the employment agreement, Dr. Colker shall be entitled to receive an annual cash bonus of up to 50% of his base salary depending on the Company’s achievement of certain milestones.  The agreement shall automatically renew for successive one-year periods at a base salary of $150,000, unless a notice of non-renewal is provided by either party within 90 days prior to the expiration date. Pursuant to the terms of his employment agreement, Dr. Colker will continue to maintain a separate medical practice and other activities relating to Peak and those activities will take precedence over his obligations to the Company.

Upon the adoption of a stock option plan, the Company will grant Dr. Colker an option to purchase shares of common stock of the Company consistent with the option awards granted to similarly situated executives, as determined by the Company’s board of directors after consultations with Dr. Colker. The option vests in annual equal installments over the term of the employment agreement.

Dr. Colker is entitled to receive twelve months’ base salary in the event his employment with the Company is terminated other than by death or for cause by the Company.  In the event Dr. Colker’s employment is terminated for cause (as defined in the employment agreement), he shall be entitled to receive only the base salary owed to him as of the date of termination.

Dr. Colker’s employment agreement contains customary non-competition and non-solicitation provisions that extend to termination of Dr. Colker’s employment with the Company. Dr. Colker will not be subject to any non-competition and non-solicitation provisions subsequent to the termination of his employment with the Company. Dr. Colker also agreed to customary terms regarding the protection and confidentiality of trade secrets, proprietary information and technology, designs and inventions.

Dr. Colker shall be entitled to participate in such employee benefit plans and insurance offered by the Company to similarly situated employees of the Company subject to eligibility requirements, restrictions and limitations of any such plans.

Sponsorship Agreement

On June 27, 2011, the Company entered into a one year agreement with a celebrity spokesperson pursuant to which the spokesperson agreed to perform certain services for the Company and granted the Company the worldwide right to use the spokesperson’s name and approved image in various media. The agreement provided for cash compensation of $150,000 in three equal installments of $50,000, all of which has been paid prior to December 31, 2011. Royalties at the rate of $0.50 per unit sold are payable for the term of the agreement and an additional 12 months thereafter.

The agreement also provided for the issuance of warrants to purchase 150,000 shares of common stock, 100,000 of which were issued upon signing of the agreement and 50,000 of were issued in December 2011. The warrants have a term of two years with an exercise price of $1.00 per share. The warrants further provide that in the event (a) the trading price of the common stock of the Company on its principal trading market does not exceed $2.00 within two years of issuance and (b) the Warrants were not exercised prior to such time, then the spokesperson shall have the right to sell any unexercised portion of the Warrants to the Company in exchange for $1.00 for each share of common stock underlying the unexercised portion of the Warrants.

The 100,000 warrants issued upon execution of the agreement and the 50,000 issued in December 2011 were valued at $88,600 and $48,050, respectively, using a Black-Scholes option pricing model and determining that the put option was the predominant feature of the instrument.

Investor Relations Consulting Agreement

On July 5, 2011, the Company entered into an investor relations agreement for a term of 6 months for a total fee of $250,000. The fee was paid in June 2011 and the unamortized portion is included on the balance sheet in prepaid expenses.

Investor Advisory Agreement

On July 5, 2011, the Company entered into an investor advisory agreement with a third party for a term of 6 months providing for compensation solely in the form of 400,000 shares of restricted common stock with “piggy-back” registration rights, which shares were issued on that date. The shares were valued at $266,000, the value of the shares on the date of the agreement.

Director and Advisory Board Agreements:

Dr. Louis Aronne:

On July 14, 2011, the Company entered into two separate agreements with Dr. Louis Aronne to be a member of the Board of Directors and the chairman of the newly formed Medical Advisory Board.

The director agreement provides for compensation in the form of 100,000 shares of restricted common stock vesting in five equal annual installments commencing on execution of the agreement and an option to purchase 250,000 shares of common stock at an exercise price of $.64 for 10 years vesting over a period of 3 years, the first installment of which vested immediately. Upon a Change of Control, the unvested shares and the option will vest immediately. The advisory board agreement has a term of 5 years and provides for the issuance of 500,000 shares vesting in five equal annual installments commencing July 14, 2012 and an option to purchase 500,000 shares at $.64 per share vesting in four equal annual installments, and the first installment vested immediately upon the execution of the agreement.  Upon a Change of Control, all unvested option shall immediately vest.

Dr. Robert Hariri:

On July 26, 2011, the Company entered into an agreement with Dr. Robert Hariri to be a member of the Board of Directors. The director agreement provides for 100,000 shares of restricted common stock vesting in five equal annual installments (the first installment of which vested immediately) and an option to purchase 250,000 shares of common stock at an exercise price of $.69 for 10 years vesting over a period of 3 years, the first installment of which vested immediately. Upon a Change of Control, the unvested shares and the option shall immediately vest.

Dr. Peter Diamandis:

On August 15, 2011, the Company entered into an agreement with Dr. Peter Diamandis to be a member of the Board of Directors. The director agreement provides for 100,000 shares of restricted common stock vesting in five equal annual installments commencing (the first installment of which vested immediately) and an option to purchase 250,000 shares of common stock at an exercise price of $.45 for 10 years vesting over a period of 3 years, the first installment of which vested immediately. Upon a Change of Control, the unvested shares and the option shall immediately vest.

Stock-Based Compensation:

We do not have a formal stock compensation plan. Although we do not have a formal plan, we do grant restricted common stock awards to consultants from time to time. Additionally, during the year ended December 31, 2011, we granted options to directors to acquire an aggregate of 1,250,000 shares of restricted common stock, of which 374,999 have vested and 875,001 remain unvested at December 31, 2011. The vesting terms range from 3 to 4 years and the options have a weighted average remaining term of 2 years and a weighted average exercise price of $.66 per share.

During the year ended December 31, 2011, the Company issued an aggregate of 2,055,000 shares of restricted common stock to consultants for services. The shares issued were valued at trading prices on the date of issuance ranging from $.09 to $.45 per share for an aggregate charge of $690,193.